Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Suncor Energy Inc
Total	$ 2,821,500	$ 2,165,720	$ 44,710		$ 5,031,930
Suncor Energy Inc | Canada | Government of Canada
Total	1,490,070	38,400	310		1,528,780
Suncor Energy Inc | Canada | Canada Newfoundland and Labrador Offshore Petroleum Board
Total			4,540		4,540
Suncor Energy Inc | Canada | Athabasca Chipewyan First Nation
Total			1,860		1,860
Suncor Energy Inc | Canada | Fort Chipewyan Metis Local 125
Total			670		670
Suncor Energy Inc | Canada | Fort McKay First Nation
Total			4,460		4,460
Suncor Energy Inc | Canada | Fort McKay Metis Community Association
Total			400		400
Suncor Energy Inc | Canada | Fort McMurray #468 First Nation
Total			170		170
Suncor Energy Inc | Canada | Fort McMurray Metis Local 1935
Total			140		140
Suncor Energy Inc | Canada | Province of Alberta
Total	704,650	1,652,510	30,850		2,388,010
Suncor Energy Inc | Canada | Mikisew Cree First Nation
Total			800		800
Suncor Energy Inc | Canada | Municipality of Wood Buffalo
Total	46,380		60		46,440
Suncor Energy Inc | Canada | Chipewyan Prairie First Nation
Total			170		170
Suncor Energy Inc | Canada | Willow Lake Metis Association
Total			140		140
Suncor Energy Inc | Canada | Conklin Metis Local #193
Total			140		140
Suncor Energy Inc | Canada | Province of Newfoundland and Labrador
Total		192,800			192,800
Suncor Energy Inc | Canada | Province of Quebec
Total	116,790				116,790
Suncor Energy Inc | Libya | Government of Libya, National Oil Corporation
Total	247,250	282,010			529,260
Suncor Energy Inc | United Kingdom of Great Britain and Northern Ireland | Her Majesty's Government of the United Kingdom of Great Britain and Northern Ireland, Her Majesty's Revenue and Customs Cumbernauld
Total	216,360				216,360
Fort Hills Energy Limited Partnership
Total	63,760	212,390	14,000		290,150
Fort Hills Energy Limited Partnership | Canada | Government of Canada
Total			180		180
Fort Hills Energy Limited Partnership | Canada | Athabasca Chipewyan First Nation
Total			170		170
Fort Hills Energy Limited Partnership | Canada | Province of Alberta
Total		212,390	13,650		226,040
Fort Hills Energy Limited Partnership | Canada | Municipality of Wood Buffalo
Total	63,760				63,760
Syncrude Canada Ltd
Total	59,180	1,235,830	16,990	$ 760	1,312,760
Syncrude Canada Ltd | Canada | Athabasca Chipewyan First Nation
Total			330		330
Syncrude Canada Ltd | Canada | Fort McKay First Nation
Total	110		1,160		1,270
Syncrude Canada Ltd | Canada | Fort McKay Metis Community Association
Total			100		100
Syncrude Canada Ltd | Canada | Fort McMurray #468 First Nation
Total			130		130
Syncrude Canada Ltd | Canada | Province of Alberta
Total		$ 1,235,830	12,590	$ 760	1,249,180
Syncrude Canada Ltd | Canada | Mikisew Cree First Nation
Total			2,580		2,580
Syncrude Canada Ltd | Canada | Municipality of Wood Buffalo
Total	$ 59,070				59,070
Syncrude Canada Ltd | Canada | Chipewyan Prairie Dene First Nation
Total			$ 100		$ 100